Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Schedule of Key Financial Items Affected by Change in Accounting Policy
Key financial items on our Consolidated Statement of Financial position are expected to be impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	4,803	—	8,486
Other assets(3)	157,165	—	(1,157)	1,180	157,188
Total Assets	$345,370	$4,007	$385	$1,180	$350,942
Insurance contract liabilities and Reinsurance contract held liabilities(5)	147,811	—	5,301	—	153,112
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	—	165,706
Total liabilities	$317,297	$—	$11,435	$—	$328,732
Total equity(7)	$28,073	$4,007	$(11,050)	$1,180	$22,210
Total liabilities and equity	$345,370	$4,007	$385	$1,180	$350,942

(1) Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans.
(2) Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3) Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4) Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5) Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of approximately $10 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6) Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7) Consists of a $4.5 billion reduction to Shareholders' equity and a $1.4 billion reduction to Equity in participating account.